Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 968	$ 954
Payroll-related accruals	391	535
Accrued charges	350	288
Income and other taxes	310	388
Accrued interest	215	201
Operating lease liabilities	117	125
Derivative instruments	64	4
Personal injury and other claims provisions	51	45
Environmental provisions	39	41	$ 38
Contract liabilities	13	12
Other postretirement benefits liability	12	14
Other	165	178
Total accounts payable and other	$ 2,695	$ 2,785